Schedule of Investments(a)
November 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.03%
Advertising–0.07%
Interpublic Group of Cos., Inc. (The)	22,617	$503,907
Omnicom Group, Inc.	12,439	783,657
		1,287,564
Aerospace & Defense–1.67%
Boeing Co. (The)	31,122	6,557,716
General Dynamics Corp.	13,474	2,012,342
Howmet Aerospace, Inc.	22,269	522,431
Huntington Ingalls Industries, Inc.	2,325	372,442
L3Harris Technologies, Inc.	12,531	2,405,827
Lockheed Martin Corp.	14,326	5,228,990
Northrop Grumman Corp.	8,999	2,720,038
Raytheon Technologies Corp.	88,447	6,343,419
Teledyne Technologies, Inc.(b)	2,127	803,878
Textron, Inc.	13,229	596,628
TransDigm Group, Inc.	2,918	1,690,076
		29,253,787
Agricultural & Farm Machinery–0.27%
Deere & Co.	18,173	4,754,420
Agricultural Products–0.09%
Archer-Daniels-Midland Co.	32,247	1,604,933
Air Freight & Logistics–0.72%
C.H. Robinson Worldwide, Inc.	7,782	731,275
Expeditors International of Washington, Inc.	9,660	863,314
FedEx Corp.	13,952	3,998,364
United Parcel Service, Inc., Class B	40,875	6,992,486
		12,585,439
Airlines–0.23%
Alaska Air Group, Inc.	7,086	361,174
American Airlines Group, Inc.(c)	21,849	308,726
Delta Air Lines, Inc.	32,954	1,326,399
Southwest Airlines Co.	31,135	1,442,796
United Airlines Holdings, Inc.(b)	14,667	660,748
		4,099,843
Alternative Carriers–0.03%
CenturyLink, Inc.	57,342	599,224
Apparel Retail–0.42%
Gap, Inc. (The)	12,314	258,101
L Brands, Inc.	13,547	525,759
Ross Stores, Inc.	20,630	2,218,138
TJX Cos., Inc. (The)	69,540	4,416,485
		7,418,483
Apparel, Accessories & Luxury Goods–0.18%
Hanesbrands, Inc.	20,203	286,882
PVH Corp.	4,117	327,260
Ralph Lauren Corp.	2,769	237,442
Tapestry, Inc.	16,027	453,885
Under Armour, Inc., Class A(b)	10,939	181,259
Shares		Value
Apparel, Accessories & Luxury Goods–(continued)
Under Armour, Inc., Class C(b)	11,407	$165,972
VF Corp.	18,510	1,543,734
		3,196,434
Application Software–2.48%
Adobe, Inc.(b)	27,771	13,287,591
ANSYS, Inc.(b)	4,989	1,686,581
Autodesk, Inc.(b)	12,749	3,572,652
Cadence Design Systems, Inc.(b)	16,206	1,884,758
Citrix Systems, Inc.	6,735	834,601
Intuit, Inc.	15,137	5,328,527
Paycom Software, Inc.(b)	2,799	1,167,407
salesforce.com, inc.(b)	52,305	12,856,569
Synopsys, Inc.(b)	8,752	1,991,080
Tyler Technologies, Inc.(b)	2,307	986,473
		43,596,239
Asset Management & Custody Banks–0.80%
Ameriprise Financial, Inc.	7,101	1,315,389
Bank of New York Mellon Corp. (The)	46,776	1,829,877
BlackRock, Inc.	8,211	5,734,152
Franklin Resources, Inc.	16,098	353,995
Invesco Ltd. (Acquired 08/22/2008-06/19/2020; Cost $515,155)(d)(e)	21,844	354,528
Northern Trust Corp.	12,077	1,124,610
State Street Corp.	20,431	1,439,977
T. Rowe Price Group, Inc.	13,209	1,894,303
		14,046,831
Auto Parts & Equipment–0.13%
Aptiv PLC	14,828	1,760,083
BorgWarner, Inc.	12,034	467,521
		2,227,604
Automobile Manufacturers–0.30%
Ford Motor Co.	226,769	2,059,062
General Motors Co.	73,109	3,205,099
		5,264,161
Automotive Retail–0.28%
Advance Auto Parts, Inc.	3,997	590,357
AutoZone, Inc.(b)	1,354	1,540,378
CarMax, Inc.(b)	9,418	880,395
O’Reilly Automotive, Inc.(b)	4,308	1,906,031
		4,917,161
Biotechnology–1.92%
AbbVie, Inc.	102,310	10,699,580
Alexion Pharmaceuticals, Inc.(b)	12,772	1,559,589
Amgen, Inc.	34,149	7,582,444
Biogen, Inc.(b)	9,167	2,201,638
Gilead Sciences, Inc.	72,798	4,416,655
Incyte Corp.(b)	10,473	885,387
Regeneron Pharmaceuticals, Inc.(b)	5,854	3,020,840
Vertex Pharmaceuticals, Inc.(b)	15,051	3,427,865
		33,793,998

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Brewers–0.03%
Molson Coors Beverage Co., Class B	10,916	$502,136
Broadcasting–0.15%
Discovery, Inc., Class A(b)	9,288	249,940
Discovery, Inc., Class C(b)	18,364	441,103
Fox Corp., Class A	19,890	573,628
Fox Corp., Class B	9,233	262,032
ViacomCBS, Inc., Class B	31,382	1,107,157
		2,633,860
Building Products–0.48%
A.O. Smith Corp.	7,841	441,527
Allegion PLC	5,381	613,649
Carrier Global Corp.	47,266	1,799,417
Fortune Brands Home & Security, Inc.	8,141	679,774
Johnson Controls International PLC	43,183	1,988,145
Masco Corp.	15,311	821,741
Trane Technologies PLC	13,888	2,030,981
		8,375,234
Cable & Satellite–1.11%
Charter Communications, Inc., Class A (Acquired 09/07/2016; Cost $2,427,474)(b)(e)	8,748	5,703,609
Comcast Corp., Class A	264,419	13,284,411
DISH Network Corp., Class A(b)	14,927	535,431
		19,523,451
Casinos & Gaming–0.13%
Las Vegas Sands Corp.	19,472	1,084,785
MGM Resorts International	23,705	669,666
Wynn Resorts Ltd.	5,668	569,634
		2,324,085
Commodity Chemicals–0.20%
Dow, Inc.	43,001	2,279,483
LyondellBasell Industries N.V., Class A	14,940	1,271,394
		3,550,877
Communications Equipment–0.80%
Arista Networks, Inc.(b)	3,128	846,750
Cisco Systems, Inc.	246,199	10,591,481
F5 Networks, Inc.(b)	3,508	571,137
Juniper Networks, Inc.	19,218	418,376
Motorola Solutions, Inc.	9,888	1,696,089
		14,123,833
Computer & Electronics Retail–0.08%
Best Buy Co., Inc.	13,243	1,440,838
Construction & Engineering–0.08%
Jacobs Engineering Group, Inc.	7,552	814,408
Quanta Services, Inc.	7,989	545,968
		1,360,376
Construction Machinery & Heavy Trucks–0.57%
Caterpillar, Inc.	31,420	5,454,198
Cummins, Inc.	8,563	1,979,509
PACCAR, Inc.	20,113	1,751,038
Wabtec Corp.	10,469	767,377
		9,952,122
Shares		Value
Construction Materials–0.12%
Martin Marietta Materials, Inc.	3,591	$953,878
Vulcan Materials Co.	7,705	1,076,003
		2,029,881
Consumer Electronics–0.06%
Garmin Ltd.	8,426	983,820
Consumer Finance–0.52%
American Express Co.	38,319	4,544,250
Capital One Financial Corp.	26,431	2,263,551
Discover Financial Services	17,781	1,354,379
Synchrony Financial	31,174	949,872
		9,112,052
Copper–0.11%
Freeport-McMoRan, Inc.	84,291	1,971,566
Data Processing & Outsourced Services–4.24%
Automatic Data Processing, Inc.	24,947	4,337,784
Broadridge Financial Solutions, Inc.	6,670	979,690
Fidelity National Information Services, Inc.	35,866	5,322,873
Fiserv, Inc.(b)	32,646	3,760,166
FleetCor Technologies, Inc.(b)	4,864	1,289,981
Global Payments, Inc.	17,346	3,385,766
Jack Henry & Associates, Inc.	4,426	711,966
Mastercard, Inc., Class A	51,307	17,265,319
Paychex, Inc.	18,533	1,726,349
PayPal Holdings, Inc.(b)	68,163	14,595,061
Visa, Inc., Class A	97,942	20,602,100
Western Union Co. (The)	23,853	538,124
		74,515,179
Distillers & Vintners–0.16%
Brown-Forman Corp., Class B	10,564	852,092
Constellation Brands, Inc., Class A	9,749	2,006,734
		2,858,826
Distributors–0.13%
Genuine Parts Co.	8,398	826,111
LKQ Corp.(b)	17,617	620,471
Pool Corp.	2,300	796,053
		2,242,635
Diversified Banks–2.84%
Bank of America Corp.	441,432	12,430,725
Citigroup, Inc.	120,856	6,655,540
JPMorgan Chase & Co.	176,891	20,851,911
U.S. Bancorp	79,575	3,438,436
Wells Fargo & Co.	238,539	6,524,042
		49,900,654
Diversified Chemicals–0.04%
Eastman Chemical Co.	7,875	767,025
Diversified Support Services–0.18%
Cintas Corp.	4,891	1,737,772
Copart, Inc.(b)	11,993	1,384,592
		3,122,364
Drug Retail–0.09%
Walgreens Boots Alliance, Inc.	42,777	1,625,954
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Electric Utilities–1.81%
Alliant Energy Corp.	14,483	$761,806
American Electric Power Co., Inc.	28,769	2,442,200
Duke Energy Corp.	42,660	3,952,876
Edison International	21,940	1,346,238
Entergy Corp.	11,630	1,265,925
Evergy, Inc.	13,153	728,808
Eversource Energy	19,530	1,709,070
Exelon Corp.	56,567	2,323,207
FirstEnergy Corp.	31,450	835,312
NextEra Energy, Inc.	113,652	8,363,651
NRG Energy, Inc.	14,169	464,035
Pinnacle West Capital Corp.	6,571	537,836
PPL Corp.	44,628	1,268,328
Southern Co. (The)	61,301	3,668,865
Xcel Energy, Inc.	30,479	2,053,065
		31,721,222
Electrical Components & Equipment–0.50%
AMETEK, Inc.	13,327	1,579,649
Eaton Corp. PLC	23,220	2,812,174
Emerson Electric Co.	34,684	2,664,425
Rockwell Automation, Inc.	6,723	1,718,130
		8,774,378
Electronic Components–0.22%
Amphenol Corp., Class A	17,200	2,249,932
Corning, Inc.	44,062	1,648,800
		3,898,732
Electronic Equipment & Instruments–0.17%
FLIR Systems, Inc.	7,594	290,395
Keysight Technologies, Inc.(b)	10,883	1,306,395
Vontier Corp.(b)	7,806	258,925
Zebra Technologies Corp., Class A(b)	3,061	1,158,344
		3,014,059
Electronic Manufacturing Services–0.15%
IPG Photonics Corp.(b)	2,049	424,163
TE Connectivity Ltd.	19,148	2,182,298
		2,606,461
Environmental & Facilities Services–0.25%
Republic Services, Inc.	12,170	1,177,083
Rollins, Inc.	8,195	468,590
Waste Management, Inc.	22,539	2,685,071
		4,330,744
Fertilizers & Agricultural Chemicals–0.20%
CF Industries Holdings, Inc.	12,410	462,893
Corteva, Inc.	43,444	1,664,774
FMC Corp.	7,498	869,843
Mosaic Co. (The)	20,281	445,371
		3,442,881
Financial Exchanges & Data–1.09%
Cboe Global Markets, Inc.	6,319	577,051
CME Group, Inc., Class A	20,816	3,643,424
Intercontinental Exchange, Inc.	31,767	3,351,736
MarketAxess Holdings, Inc.	2,210	1,191,588
Moody’s Corp.	9,354	2,641,008
MSCI, Inc.	4,934	2,020,078
Shares		Value
Financial Exchanges & Data–(continued)
Nasdaq, Inc.	6,627	$848,190
S&P Global, Inc.	13,984	4,919,292
		19,192,367
Food Distributors–0.12%
Sysco Corp.	29,502	2,103,198
Food Retail–0.09%
Kroger Co. (The)	45,640	1,506,120
Footwear–0.55%
NIKE, Inc., Class B	71,987	9,696,649
Gas Utilities–0.04%
Atmos Energy Corp.	7,099	680,723
General Merchandise Stores–0.56%
Dollar General Corp.	14,612	3,193,891
Dollar Tree, Inc.(b)	13,803	1,507,839
Target Corp.	29,026	5,211,038
		9,912,768
Gold–0.16%
Newmont Corp.	46,592	2,740,541
Health Care Distributors–0.23%
AmerisourceBergen Corp.	8,642	891,077
Cardinal Health, Inc.	16,981	926,993
Henry Schein, Inc.(b)	8,286	532,873
McKesson Corp.	9,395	1,690,254
		4,041,197
Health Care Equipment–3.51%
Abbott Laboratories	102,687	11,112,787
ABIOMED, Inc.(b)	2,608	714,853
Baxter International, Inc.	29,568	2,249,238
Becton, Dickinson and Co.	17,117	4,019,756
Boston Scientific Corp.(b)	82,940	2,749,461
Danaher Corp.	36,529	8,205,509
DexCom, Inc.(b)	5,357	1,712,526
Edwards Lifesciences Corp.(b)	35,973	3,017,775
Hologic, Inc.(b)	14,988	1,036,120
IDEXX Laboratories, Inc.(b)	4,928	2,271,709
Intuitive Surgical, Inc.(b)	6,769	4,914,632
Medtronic PLC	77,853	8,851,886
ResMed, Inc.	8,397	1,760,011
STERIS PLC	4,943	958,003
Stryker Corp.	18,712	4,367,381
Teleflex, Inc.	2,697	1,032,277
Varian Medical Systems, Inc.(b)	5,276	917,919
Zimmer Biomet Holdings, Inc.	12,004	1,790,037
		61,681,880
Health Care Facilities–0.16%
HCA Healthcare, Inc.	15,290	2,295,182
Universal Health Services, Inc., Class B	4,508	588,655
		2,883,837
Health Care REITs–0.20%
Healthpeak Properties, Inc.	31,247	901,789
Ventas, Inc.	21,657	1,037,587
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Health Care REITs–(continued)
Welltower, Inc.	24,235	$1,526,320
		3,465,696
Health Care Services–0.70%
Cigna Corp.	21,419	4,479,570
CVS Health Corp.	75,881	5,143,973
DaVita, Inc.(b)	4,948	543,538
Laboratory Corp. of America Holdings(b)	5,666	1,132,293
Quest Diagnostics, Inc.	7,742	959,853
		12,259,227
Health Care Supplies–0.27%
Align Technology, Inc.(b)	4,139	1,992,059
Cooper Cos., Inc. (The)	2,849	955,042
DENTSPLY SIRONA, Inc.	12,687	645,642
West Pharmaceutical Services, Inc.	4,269	1,174,658
		4,767,401
Health Care Technology–0.08%
Cerner Corp.	17,667	1,322,198
Home Furnishings–0.04%
Leggett & Platt, Inc.	7,679	330,965
Mohawk Industries, Inc.(b)	3,442	433,107
		764,072
Home Improvement Retail–1.37%
Home Depot, Inc. (The)	62,437	17,320,648
Lowe’s Cos., Inc.	43,830	6,829,591
		24,150,239
Homebuilding–0.23%
D.R. Horton, Inc.	19,204	1,430,698
Lennar Corp., Class A	15,941	1,209,284
NVR, Inc.(b)	199	795,439
PulteGroup, Inc.	14,601	637,042
		4,072,463
Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.	40,924	574,164
Hotels, Resorts & Cruise Lines–0.30%
Carnival Corp.	27,502	549,490
Hilton Worldwide Holdings, Inc.	16,095	1,667,925
Marriott International, Inc., Class A	15,661	1,986,911
Norwegian Cruise Line Holdings Ltd.(b)	14,881	340,328
Royal Caribbean Cruises Ltd.	9,979	786,445
		5,331,099
Household Appliances–0.04%
Whirlpool Corp.	3,606	701,764
Household Products–1.69%
Church & Dwight Co., Inc.	14,305	1,255,550
Clorox Co. (The)	7,278	1,477,143
Colgate-Palmolive Co.	49,724	4,258,363
Kimberly-Clark Corp.	19,788	2,756,666
Procter & Gamble Co. (The)	143,720	19,958,397
		29,706,119
Housewares & Specialties–0.03%
Newell Brands, Inc.	22,157	471,058
Shares		Value
Human Resource & Employment Services–0.02%
Robert Half International, Inc.	6,652	$426,925
Hypermarkets & Super Centers–1.27%
Costco Wholesale Corp.	25,631	10,041,457
Walmart, Inc.	80,393	12,283,246
		22,324,703
Independent Power Producers & Energy Traders–0.04%
AES Corp. (The)	38,599	788,964
Industrial Conglomerates–1.24%
3M Co.	33,391	5,767,627
General Electric Co.	507,804	5,169,445
Honeywell International, Inc.	40,744	8,308,517
Roper Technologies, Inc.	6,059	2,587,193
		21,832,782
Industrial Gases–0.65%
Air Products and Chemicals, Inc.	12,820	3,591,395
Linde PLC (United Kingdom)	30,488	7,817,733
		11,409,128
Industrial Machinery–0.86%
Dover Corp.	8,361	1,020,293
Flowserve Corp.	7,540	256,963
Fortive Corp.	19,516	1,368,657
IDEX Corp.	4,359	841,941
Illinois Tool Works, Inc.	16,689	3,522,881
Ingersoll Rand, Inc.(b)	20,072	888,587
Otis Worldwide Corp.	23,632	1,581,926
Parker-Hannifin Corp.	7,434	1,986,811
Pentair PLC	9,661	500,633
Snap-on, Inc.	3,174	558,148
Stanley Black & Decker, Inc.	8,946	1,648,837
Xylem, Inc.	10,449	1,002,791
		15,178,468
Industrial REITs–0.29%
Duke Realty Corp.	21,385	813,913
Prologis, Inc.	42,876	4,289,744
		5,103,657
Insurance Brokers–0.51%
Aon PLC, Class A	13,414	2,748,394
Arthur J. Gallagher & Co.	11,007	1,270,318
Marsh & McLennan Cos., Inc.	29,619	3,395,522
Willis Towers Watson PLC	7,472	1,555,596
		8,969,830
Integrated Oil & Gas–1.13%
Chevron Corp.	111,700	9,738,006
Exxon Mobil Corp.(f)	245,464	9,359,542
Occidental Petroleum Corp.	52,248	823,429
		19,920,977
Integrated Telecommunication Services–1.50%
AT&T, Inc.	413,634	11,891,977
Verizon Communications, Inc.	240,226	14,512,053
		26,404,030
Interactive Home Entertainment–0.39%
Activision Blizzard, Inc.	44,728	3,554,981
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Interactive Home Entertainment–(continued)
Electronic Arts, Inc.(b)	16,741	$2,138,663
Take-Two Interactive Software, Inc.(b)	6,613	1,193,713
		6,887,357
Interactive Media & Services–5.76%
Alphabet, Inc., Class A(b)	17,418	30,558,139
Alphabet, Inc., Class C(b)	16,977	29,892,083
Facebook, Inc., Class A(b)	139,200	38,554,224
Twitter, Inc.(b)	45,549	2,118,484
		101,122,930
Internet & Direct Marketing Retail–4.95%
Amazon.com, Inc.(b)	24,650	78,092,186
Booking Holdings, Inc.(b)	2,375	4,817,569
eBay, Inc.	38,344	1,933,688
Etsy, Inc.(b)	6,909	1,110,276
Expedia Group, Inc.	7,862	978,740
		86,932,459
Internet Services & Infrastructure–0.12%
Akamai Technologies, Inc.(b)	9,427	975,789
VeriSign, Inc.(b)	5,901	1,184,448
		2,160,237
Investment Banking & Brokerage–0.83%
Charles Schwab Corp. (The)	85,750	4,182,885
Goldman Sachs Group, Inc. (The)	19,921	4,593,384
Morgan Stanley	82,903	5,125,892
Raymond James Financial, Inc.	7,104	646,109
		14,548,270
IT Consulting & Other Services–1.13%
Accenture PLC, Class A	36,981	9,211,597
Cognizant Technology Solutions Corp., Class A	31,381	2,451,798
DXC Technology Co.	14,775	323,720
Gartner, Inc.(b)	5,181	787,512
International Business Machines Corp.	51,544	6,366,715
Leidos Holdings, Inc.	7,771	782,540
		19,923,882
Leisure Products–0.04%
Hasbro, Inc.	7,444	692,515
Life & Health Insurance–0.43%
Aflac, Inc.	38,387	1,686,341
Globe Life, Inc.	5,670	527,877
Lincoln National Corp.	11,216	529,620
MetLife, Inc.	44,784	2,067,677
Principal Financial Group, Inc.	14,785	736,145
Prudential Financial, Inc.	22,930	1,733,967
Unum Group	11,793	262,158
		7,543,785
Life Sciences Tools & Services–1.21%
Agilent Technologies, Inc.	17,891	2,091,458
Bio-Rad Laboratories, Inc., Class A(b)	1,239	667,202
Illumina, Inc.(b)	8,532	2,748,072
IQVIA Holdings, Inc.(b)	10,309	1,742,118
Mettler-Toledo International, Inc.(b)	1,386	1,593,955
PerkinElmer, Inc.	6,495	863,835
Shares		Value
Life Sciences Tools & Services–(continued)
Thermo Fisher Scientific, Inc.	22,927	$10,660,596
Waters Corp.(b)	3,593	833,612
		21,200,848
Managed Health Care–1.61%
Anthem, Inc.	14,634	4,558,784
Centene Corp.(b)	33,619	2,072,611
Humana, Inc.	7,674	3,073,591
UnitedHealth Group, Inc.	55,056	18,517,535
		28,222,521
Metal & Glass Containers–0.10%
Ball Corp.	18,881	1,812,765
Movies & Entertainment–1.63%
Live Nation Entertainment, Inc.(b)	8,246	541,350
Netflix, Inc.(b)	25,531	12,528,062
Walt Disney Co. (The)	104,860	15,520,328
		28,589,740
Multi-line Insurance–0.19%
American International Group, Inc.	50,000	1,922,000
Assurant, Inc.	3,448	445,206
Hartford Financial Services Group, Inc. (The)	20,787	918,785
		3,285,991
Multi-Sector Holdings–1.50%
Berkshire Hathaway, Inc., Class B(b)	114,765	26,270,856
Multi-Utilities–0.90%
Ameren Corp.	14,332	1,114,743
CenterPoint Energy, Inc.	31,620	733,268
CMS Energy Corp.	16,615	1,022,487
Consolidated Edison, Inc.	19,395	1,478,869
Dominion Energy, Inc.	48,721	3,824,111
DTE Energy Co.	11,187	1,407,436
NiSource, Inc.	22,222	537,772
Public Service Enterprise Group, Inc.	29,352	1,710,635
Sempra Energy	16,981	2,164,738
WEC Energy Group, Inc.	18,334	1,740,813
		15,734,872
Office REITs–0.15%
Alexandria Real Estate Equities, Inc.	6,791	1,111,891
Boston Properties, Inc.	8,387	823,268
SL Green Realty Corp.	4,442	257,192
Vornado Realty Trust	9,207	358,244
		2,550,595
Oil & Gas Equipment & Services–0.21%
Baker Hughes Co., Class A	38,026	711,847
Halliburton Co.	50,928	844,895
National Oilwell Varco, Inc.	22,536	276,291
Schlumberger Ltd.	80,567	1,674,988
TechnipFMC PLC (United Kingdom)	24,416	202,897
		3,710,918
Oil & Gas Exploration & Production–0.46%
Apache Corp.	21,910	282,420
Cabot Oil & Gas Corp.	23,137	405,360
Concho Resources, Inc.	11,418	656,307
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
ConocoPhillips	62,257	$2,462,887
Devon Energy Corp.	22,216	310,802
Diamondback Energy, Inc.	9,160	366,033
EOG Resources, Inc.	33,789	1,584,028
Hess Corp.	15,155	715,013
Marathon Oil Corp.	45,879	271,604
Pioneer Natural Resources Co.	9,559	961,444
		8,015,898
Oil & Gas Refining & Marketing–0.26%
HollyFrontier Corp.	8,669	202,768
Marathon Petroleum Corp.	37,749	1,467,681
Phillips 66	25,349	1,535,642
Valero Energy Corp.	23,702	1,274,457
		4,480,548
Oil & Gas Storage & Transportation–0.23%
Kinder Morgan, Inc.	112,907	1,623,603
ONEOK, Inc.	24,028	861,884
Williams Cos., Inc. (The)	70,430	1,477,621
		3,963,108
Packaged Foods & Meats–0.94%
Campbell Soup Co.	9,795	489,946
Conagra Brands, Inc.	28,275	1,033,734
General Mills, Inc.	35,187	2,140,073
Hershey Co. (The)	8,564	1,266,530
Hormel Foods Corp.	16,268	767,524
JM Smucker Co. (The)	6,661	780,669
Kellogg Co.	14,521	928,037
Kraft Heinz Co. (The)	36,174	1,191,572
Lamb Weston Holdings, Inc.	8,474	613,348
McCormick & Co., Inc.	7,182	1,342,891
Mondelez International, Inc., Class A	82,869	4,760,824
Tyson Foods, Inc., Class A	17,040	1,111,008
		16,426,156
Paper Packaging–0.26%
Amcor PLC	91,401	1,035,573
Avery Dennison Corp.	4,840	722,806
International Paper Co.	22,816	1,128,936
Packaging Corp. of America	5,542	720,460
Sealed Air Corp.	9,035	407,117
Westrock Co.	15,049	635,218
		4,650,110
Personal Products–0.18%
Estee Lauder Cos., Inc. (The), Class A	13,047	3,200,690
Pharmaceuticals–3.87%
Bristol-Myers Squibb Co.	131,357	8,196,677
Catalent, Inc.(b)	9,504	913,714
Eli Lilly and Co.	45,963	6,694,511
Johnson & Johnson	152,948	22,128,517
Merck & Co., Inc.	146,533	11,779,788
Perrigo Co. PLC	7,921	381,950
Pfizer, Inc.	322,480	12,354,209
Viatris, Inc.(b)	70,021	1,177,753
Zoetis, Inc.	27,571	4,421,837
		68,048,956
Shares		Value
Property & Casualty Insurance–0.71%
Allstate Corp. (The)	18,234	$1,866,250
Chubb Ltd.	26,202	3,873,442
Cincinnati Financial Corp.	8,732	666,688
Loews Corp.	14,049	588,794
Progressive Corp. (The)	33,977	2,959,736
Travelers Cos., Inc. (The)	14,677	1,902,873
W.R. Berkley Corp.	8,195	533,740
		12,391,523
Publishing–0.03%
News Corp., Class A	22,573	398,413
News Corp., Class B	7,100	126,451
		524,864
Railroads–0.94%
CSX Corp.	44,437	4,001,552
Kansas City Southern	5,515	1,026,728
Norfolk Southern Corp.	14,871	3,524,724
Union Pacific Corp.	39,392	8,039,119
		16,592,123
Real Estate Services–0.07%
CBRE Group, Inc., Class A(b)	19,456	1,189,540
Regional Banks–0.89%
Citizens Financial Group, Inc.	24,766	808,858
Comerica, Inc.	8,070	397,044
Fifth Third Bancorp	41,328	1,047,252
First Republic Bank	9,953	1,289,511
Huntington Bancshares, Inc.	58,878	711,246
KeyCorp	56,625	875,423
M&T Bank Corp.	7,445	867,268
People’s United Financial, Inc.	24,652	305,685
PNC Financial Services Group, Inc. (The)	24,629	3,400,526
Regions Financial Corp.	55,556	848,340
SVB Financial Group(b)	3,012	1,038,718
Truist Financial Corp.	78,225	3,631,204
Zions Bancorporation N.A.	9,511	367,029
		15,588,104
Reinsurance–0.03%
Everest Re Group Ltd.	2,342	532,407
Research & Consulting Services–0.31%
Equifax, Inc.	7,045	1,175,810
IHS Markit Ltd.	21,596	2,147,938
Nielsen Holdings PLC	20,693	334,606
Verisk Analytics, Inc.	9,406	1,865,304
		5,523,658
Residential REITs–0.30%
Apartment Investment & Management Co., Class A	10,663	323,622
AvalonBay Communities, Inc.	8,169	1,360,874
Equity Residential	20,306	1,176,123
Essex Property Trust, Inc.	3,793	932,623
Mid-America Apartment Communities, Inc.	6,668	841,235
UDR, Inc.	17,118	658,529
		5,293,006
Restaurants–1.23%
Chipotle Mexican Grill, Inc.(b)	1,619	2,087,587
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Restaurants–(continued)
Darden Restaurants, Inc.	7,539	$814,061
Domino’s Pizza, Inc.	2,269	890,741
McDonald’s Corp.	43,165	9,385,798
Starbucks Corp.	67,812	6,646,932
Yum! Brands, Inc.	17,493	1,850,760
		21,675,879
Retail REITs–0.22%
Federal Realty Investment Trust	4,127	359,957
Kimco Realty Corp.	25,108	362,559
Realty Income Corp.	19,935	1,195,502
Regency Centers Corp.	9,846	448,781
Simon Property Group, Inc.	17,707	1,462,067
		3,828,866
Semiconductor Equipment–0.66%
Applied Materials, Inc.	53,204	4,388,266
KLA Corp.	9,000	2,267,730
Lam Research Corp.	8,426	3,814,113
Teradyne, Inc.	9,613	1,060,698
		11,530,807
Semiconductors–4.53%
Advanced Micro Devices, Inc.(b)	67,991	6,300,046
Analog Devices, Inc.	21,387	2,974,504
Broadcom, Inc.	23,208	9,319,869
Intel Corp.	245,800	11,884,430
Maxim Integrated Products, Inc.	15,477	1,285,210
Microchip Technology, Inc.	14,241	1,913,848
Micron Technology, Inc.(b)	64,566	4,138,035
NVIDIA Corp.	35,710	19,142,703
Qorvo, Inc.(b)	6,671	1,045,212
QUALCOMM, Inc.	65,305	9,610,937
Skyworks Solutions, Inc.	9,684	1,367,090
Texas Instruments, Inc.	53,279	8,591,239
Xilinx, Inc.	14,115	2,054,438
		79,627,561
Soft Drinks–1.43%
Coca-Cola Co. (The)	224,401	11,579,092
Monster Beverage Corp.(b)	21,702	1,839,895
PepsiCo, Inc.	80,586	11,622,919
		25,041,906
Specialized REITs–1.26%
American Tower Corp.	25,734	5,949,701
Crown Castle International Corp.	24,193	4,054,021
Digital Realty Trust, Inc.	15,575	2,098,731
Equinix, Inc.	5,137	3,584,547
Extra Space Storage, Inc.	7,488	844,122
Iron Mountain, Inc.	16,711	459,553
Public Storage	8,732	1,959,985
SBA Communications Corp., Class A	6,502	1,867,244
Weyerhaeuser Co.	43,319	1,257,984
		22,075,888
Specialty Chemicals–0.79%
Albemarle Corp.	6,213	844,782
Celanese Corp.	6,862	887,462
DuPont de Nemours, Inc.	42,598	2,702,417
Ecolab, Inc.	14,355	3,188,963
Shares		Value
Specialty Chemicals–(continued)
International Flavors & Fragrances, Inc.	6,238	$699,280
PPG Industries, Inc.	13,684	2,008,401
Sherwin-Williams Co. (The)	4,690	3,506,385
		13,837,690
Specialty Stores–0.15%
Tiffany & Co.	6,366	837,002
Tractor Supply Co.	6,711	944,976
Ulta Beauty, Inc.(b)	3,248	894,499
		2,676,477
Steel–0.05%
Nucor Corp.	17,528	941,254
Systems Software–6.13%
Fortinet, Inc.(b)	7,788	959,715
Microsoft Corp.	438,145	93,793,700
NortonLifeLock, Inc.	31,458	573,480
Oracle Corp.	111,931	6,460,657
ServiceNow, Inc.(b)	11,070	5,917,469
		107,705,021
Technology Distributors–0.06%
CDW Corp.	8,218	1,072,367
Technology Hardware, Storage & Peripherals–6.60%
Apple, Inc.	930,775	110,808,764
Hewlett Packard Enterprise Co.	74,584	823,408
HP, Inc.	83,013	1,820,475
NetApp, Inc.	12,839	684,447
Seagate Technology PLC	13,109	770,940
Western Digital Corp.	17,397	780,777
Xerox Holdings Corp.	10,629	232,669
		115,921,480
Tobacco–0.63%
Altria Group, Inc.	107,926	4,298,693
Philip Morris International, Inc.	90,396	6,847,497
		11,146,190
Trading Companies & Distributors–0.21%
Fastenal Co.	33,253	1,644,361
United Rentals, Inc.(b)	4,181	949,003
W.W. Grainger, Inc.	2,518	1,053,280
		3,646,644
Trucking–0.10%
J.B. Hunt Transport Services, Inc.	4,910	664,225
Old Dominion Freight Line, Inc.	5,460	1,110,345
		1,774,570
Water Utilities–0.09%
American Water Works Co., Inc.	10,508	1,611,717
Wireless Telecommunication Services–0.25%
T-Mobile US, Inc.(b)	33,079	4,397,523
Total Common Stocks & Other Equity Interests (Cost $699,851,027)		1,739,858,682
Money Market Funds–0.88%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(g)	5,954,094	5,954,094
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.07%(d)(g)	2,709,079	$2,710,162
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(g)	6,804,679	6,804,679
Total Money Market Funds (Cost $15,465,850)		15,468,935
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $715,316,877)		1,755,327,617
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.02%
Invesco Private Government Fund, 0.02%(d)(g)(h)	134,108	134,108
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.12%(d)(g)(h)	201,102	$201,162
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $335,270)		335,270
TOTAL INVESTMENTS IN SECURITIES–99.93% (Cost $715,652,147)		1,755,662,887
OTHER ASSETS LESS LIABILITIES—0.07%		1,243,450
NET ASSETS–100.00%		$1,756,906,337
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2020	Dividend Income
Invesco Ltd.	$222,809	$-	$-	$131,719	$-	$354,528	$3,386
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	11,461,019	5,410,180	(10,917,105)	-	-	5,954,094	398
Invesco Liquid Assets Portfolio, Institutional Class	6,644,757	3,864,414	(7,797,931)	(3,740)	2,662	2,710,162	1,076
Invesco Treasury Portfolio, Institutional Class	13,098,307	6,183,062	(12,476,690)	-	-	6,804,679	366
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,018,782	(884,674)	-	-	134,108	6*
Invesco Private Prime Fund	-	743,799	(542,642)	-	5	201,162	12*
Total	$31,426,892	$17,220,237	$(32,619,042)	$127,979	$2,667	$16,158,733	$5,244

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The aggregate value of these securities at period end was $6,058,137, which represented less than 1% of the Fund’s Net Assets.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	99	December-2020	$17,934,840	$884,464	$884,464
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,739,858,682	$—	$—	$1,739,858,682
Money Market Funds	15,468,935	335,270	—	15,804,205
Total Investments in Securities	1,755,327,617	335,270	—	1,755,662,887
Other Investments - Assets*
Futures Contracts	884,464	—	—	884,464
Total Investments	$1,756,212,081	$335,270	$—	$1,756,547,351

*	Unrealized appreciation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco S&P 500 Index Fund